10-Q Condensed Consolidated Statements of Temporary Equity and Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Total		Common shares SVS		Common shares MVS [3]	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Accumulated deficit
Redeemable non-controlling interest, beginning balance at Dec. 31, 2022		$ 121,113
Changes in redeemable non-controlling interest contingency
Foreign currency translation gain (loss)		4,511
Excess redemption value above carrying value	[1]	0
Net income (loss)		(9,140)
Redeemable non-controlling interest, ending balance at Dec. 31, 2023		120,650
Common stock, beginning balance (in shares) at Dec. 31, 2022				207,840,042	[2]	31,323,568
Balance, beginning of period at Dec. 31, 2022		1,279,705					$ 2,163,061	$ (5,208)	$ (18,594)	$ (859,554)
Changes in stockholders equity
Foreign currency translation gain (loss)		6,719							6,719
Exercise of stock options (in shares)	[2]			70,590
Exercise of stock options		48					48
Issuance of SVS for settlement of RSUs (in shares)	[2],[4]			533,768
Share-based compensation: equity classified awards		20,010					20,010
Net comprehensive loss attributable to Curaleaf Holdings, Inc.		(281,197)	[5]							(281,197)
Common stock, ending balance (in shares) at Dec. 31, 2023				213,252,365	[2]	31,323,568
Balance, end of period at Dec. 31, 2023		1,050,642					2,204,318	(1,050)	(11,875)	(1,140,751)
Changes in redeemable non-controlling interest contingency
Foreign currency translation gain (loss)		(4,633)
Excess redemption value above carrying value		22,746
Net income (loss)		(6,584)
Redeemable non-controlling interest, ending balance at Dec. 31, 2024		132,179
Changes in stockholders equity
Foreign currency translation gain (loss)		(8,205)							(8,205)
Exercise of stock options (in shares)	[2]			25,130
Exercise of stock options		156					156
Issuance of SVS for settlement of RSUs (in shares)	[2],[4]			1,076,186
Issuance of SVS for settlement of PSUs (in shares)	[2],[4]			132,179
Excess redemption value above carrying value		(22,746)					(22,746)
Share-based compensation: equity classified awards		25,696					25,696
Net comprehensive loss attributable to Curaleaf Holdings, Inc.		$ (215,423)	[5]							(215,423)
Common stock, ending balance (in shares) at Dec. 31, 2024		250,019,639		218,696,071	[2],[6]	31,323,568
Balance, end of period at Dec. 31, 2024		$ 861,214					2,237,468	0	(20,080)	(1,356,174)
Changes in redeemable non-controlling interest contingency
Foreign currency translation gain (loss)		2,756
Excess redemption value above carrying value		13,327
Net income (loss)		817
Redeemable non-controlling interest, ending balance at Mar. 31, 2025		149,079
Changes in stockholders equity
Extinguishment of convertible notes by issuance of SVS (in shares)	[6]			1,427,532
Extinguishment of convertible notes — issuance of SVS	[6]	16,500					16,500
Foreign currency translation gain (loss)		6,063							6,063
Exercise of stock options (in shares)	[6]			33,333
Exercise of stock options		10					10
Issuance of SVS for settlement of RSUs (in shares)	[6],[7]			556,208
Issuance of SVS for settlement of PSUs (in shares)	[6],[7]			119,983
Excess redemption value above carrying value		(13,327)					(13,327)
Share-based compensation: equity classified awards		4,624					4,624
Net comprehensive loss attributable to Curaleaf Holdings, Inc.		(61,063)								(61,063)
Common stock, ending balance (in shares) at Mar. 31, 2025				220,833,127	[6]	31,323,568
Balance, end of period at Mar. 31, 2025		814,021					2,245,275		(14,017)	(1,417,237)
Redeemable non-controlling interest, beginning balance at Dec. 31, 2024		132,179
Changes in redeemable non-controlling interest contingency
Foreign currency translation gain (loss)		8,655
Excess redemption value above carrying value		42,294
Net income (loss)		2,917
Redeemable non-controlling interest, ending balance at Dec. 31, 2025		$ 83,931
Common stock, beginning balance (in shares) at Dec. 31, 2024		250,019,639		218,696,071	[2],[6]	31,323,568
Balance, beginning of period at Dec. 31, 2024		$ 861,214					2,237,468	0	(20,080)	(1,356,174)
Changes in stockholders equity
Extinguishment of convertible notes by issuance of SVS (in shares)	[2]			1,427,532
Extinguishment of convertible notes — issuance of SVS	[2]	16,500					16,500
Foreign currency translation gain (loss)		18,272							18,272
Exercise of stock options (in shares)	[2]			621,424
Exercise of stock options		256					256
Issuance of SVS for settlement of RSUs (in shares)	[2],[4]			872,741
Issuance of SVS for settlement of PSUs (in shares)	[2],[4]			119,983
Excess redemption value above carrying value		(42,294)					(42,294)
Share-based compensation: equity classified awards		30,707					30,707
Net comprehensive loss attributable to Curaleaf Holdings, Inc.		$ (231,070)								(231,070)
Common stock, ending balance (in shares) at Dec. 31, 2025		257,491,582		226,168,014	[2],[6]	31,323,568
Balance, end of period at Dec. 31, 2025		$ 756,350					2,345,402	$ 0	(1,808)	(1,587,244)
Changes in redeemable non-controlling interest contingency
Foreign currency translation gain (loss)		3,701
Excess redemption value above carrying value		381
Net income (loss)		(16)
Redeemable non-controlling interest, ending balance at Mar. 31, 2026		87,997
Changes in stockholders equity
Foreign currency translation gain (loss)		$ (8,354)							(8,354)
Exercise of stock options (in shares)		996,576		996,576	[6]
Exercise of stock options		$ 478					478
Issuance of SVS for settlement of RSUs (in shares)	[6],[7]			1,995,496
Issuance of SVS for settlement of PSUs (in shares)	[6],[7]			928,214
SVS withheld to satisfy statutory tax withholding obligations (in shares)	[6],[8]			(920,404)
SVS withheld to satisfy statutory tax withholding obligations	[6],[8]	(6,444)					(6,444)
Excess redemption value above carrying value		(381)					(381)
Share-based compensation: equity classified awards		9,664					9,664
Net comprehensive loss attributable to Curaleaf Holdings, Inc.		$ 69,799								69,799
Common stock, ending balance (in shares) at Mar. 31, 2026		260,491,464		229,167,896	[6]	31,323,568
Balance, end of period at Mar. 31, 2026		$ 821,112					$ 2,348,719		$ (10,162)	$ (1,517,445)

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[2]	*as defined in Note 1 — Operations of the Company
[3]	***as defined in Note 2 — Basis of presentation
[4]	**as defined in Note 3 — Significant accounting policies
[5]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[6]	*as defined in Note 1 — Operations of the Company
[7]	**as defined in Note 3 — Significant accounting policies
[8]	(1) In connection with the Company’s net share settlement (withhold-to-cover) of PSUs** and RSUs** that vested during three months ended March 31, 2026.